Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments

Note 19. Financial Instruments

Fair Value of Financial Instruments

The Company uses a three-level fair value hierarchy to prioritize the inputs used to measure the fair value of its financial instruments. The three input levels are described as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•	Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3: are unobservable inputs for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company measures the fair value of its financial assets and liabilities classified as level 1 and 2, applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2017 and 2016:

	2017				2016
	Level 1		Level 2		Level 1		Level 2
Derivative financial instruments asset	Ps.	22	Ps.	1,183	Ps.	375	Ps.	4,977
Derivative financial instruments liability		26		4,468		—		5,680
Trust assets of labor obligations		1,801		—		1,012		—

19.1 Total debt

The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2017 and 2016, which is considered to be level 1 in the fair value hierarchy (See Note 17).

19.2 Forward agreements to purchase foreign currency

The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations among the mexican peso and other currencies.

These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these forwards are recorded as part of “cumulative other comprehensive income”. Net gain/loss on expired contracts is recognized as part of foreign exchange or cost of goods sold, depending on the nature of the hedge in the consolidated income statements.

Net changes in the fair value of forward agreements that do not meet hedging criteria for hedge accounting are recorded in the consolidated income statements under the caption “market value gain on financial instruments”.

At December 31, 2017, the Company has the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional Amount		(Liability)		Asset
Maturity Date			Dec. 31, 2017
2018	Ps.	6,882	Ps.	(22)	Ps.	190

At December 31, 2016, the Company had the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional Amount		(Liability)		Asset
Maturity Date			Dec. 31, 2016
2017	Ps.	6,559	Ps.	(194)	Ps.	362

19.3 Options to purchase foreign currency

The Company has executed call option and collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A call option is an instrument that limits the loss in case of foreign currency depreciation. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.

These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these options, corresponding to the intrinsic value, are initially recorded as part of “cumulative other comprehensive income”. Changes in the fair value, corresponding to the extrinsic value, are recorded in the consolidated income statements under the caption “market value gain on financial instruments,” as part of the consolidated net income. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.

At December 31, 2017, the Company paid a net premium of Ps. 7 millions for the following outstanding collar options to purchase foreign currency:

			Fair Value
	Notional Amount		(Liability)	Asset
Maturity Date			Dec. 31, 2017
2018	Ps.	266	Ps. (5)	Ps.	17

19.4 Cross-currency swaps

The Company has contracted a number of cross-currency swaps to reduce its exposure to risks of exchange rate and interest rate fluctuations associated with its borrowings denominated in U.S. dollars. The fair value is estimated using market prices that would apply to terminate the contracts at the end of the period. For accounting purposes, the cross currency swaps are recorded as both, Cash Flow Hedges in regards to the foreign exchange risk, and Fair Value Hedges in regards to the interest rate risk and foreign exchange risk. The fair value changes related to exchange rate fluctuations of the notional of those cross currency swaps and the accrued interest are recorded in the consolidated income statements. The remaining portion of the fair value changes, when designated as Cash Flow Hedges, are recorded in the consolidated balance sheet in “cumulative other comprehensive income”. If they are designated as Fair Value Hedges the changes in this remaining portion are recorded in the income statements as “market value (gain) loss on financial instruments”.

At December 31, 2017, the Company had the following outstanding cross currency swap agreements:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2017
2018	Ps.	24,354	Ps.	(3,863)	Ps.	—
2019		6,263		(205)		—
2020		14,439		(163)		605
2021		4,046		—		24
2023		1,776		—		139
2027		6,907		(129)		179

At December 31, 2016, the Company had the following outstanding cross currency swap agreements:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2016
2017	Ps.	207	Ps.	(10)	Ps.	—
2018		39,262		(4,837)		3,688
2019		7,022		(265)		—
2020		15,118		(246)		798
2021		4,236		(128)		—
2027		5,476		—		125

19.5 Interest Rate swaps

The Company has contracted a number of interest rate swaps to reduce its exposure to interest rate fluctuations associated with its debt denominated in BRL. These interest rate swaps, for accounting purposes are recorded as Fair Value Hedges and the interest rate variation is recorded in the consolidated income statement as “market value (gain) loss on financial instruments”.

At December 31, 2017, the Company had the following outstanding interest rate swap agreements:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2017
2019	Ps.	4,024	Ps.	(32)	—
2020		3,669		(16)	—
2021		3,059		(33)	—

19.6 Commodity price contracts

The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw material. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as Cash Flow Hedges and the changes in their fair value are recorded as part of “cumulative other comprehensive income”.

The fair value of expired or sold commodity contracts are recorded in cost of goods sold with the hedged items.

At December 31, 2017, the Company had the following sugar price contracts:

			Fair Value
	Notional		(Liaility)		Asset
Maturity Date	Amount		Dec 31, 2017
2018	Ps.	986	Ps.	(26)	Ps.	19
2019		150		—		3

At December 31, 2016, the Company had the following sugar price contracts:

			Fair Value
	Notional		Asset
Maturity Date	Amount		Dec 31, 2016
2017	Ps.	572	Ps.	370

At December 31, 2016, the Company has the following aluminum price contracts:

			Fair Value
	Notional		Asset
Maturity Date	Amount		Dec 31, 2017
2016	Ps.	74	Ps.	5

19.7 Option embedded in the Promissory Note to fund the Vonpar’s acquisition

As disclosed in Note 4.1.1, on December 6, 2016, as part of the purchase price paid for the Company’s acquisition of Vonpar, Spal issued and delivered a three-year promissory note to the sellers, for a total amount of 1,090 million Brazilian reais (approximately Ps.6,503 and Ps. 7,022 million as of December 31, 2017 and 2016, respectively). The promissory note bears interest at an annual rate of 0.375%, and is denominated and payable in Brazilian reais. The promissory note is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar. The holders of the promissory note have an option, that may be exercised prior to the scheduled maturity of the promissory note, to capitalize the mexican peso amount equivalent to the amount payable under the promissory note into a recently incorporated Mexican company which would then be merged into the Company in exchange for Series L shares at a strike price of Ps.178.5 per share. Such capitalization and issuance of new Series L shares is subject to the Company having a sufficient number of Series L shares available for issuance.

The Company uses Black & Scholes valuation technique to measure call option at fair value. The call option had an estimated fair value of Ps. 343 million at inception of the option and Ps. 242 million and 368 million as of December 31, 2017 and 2016, respectively. The option is as part of the Promisory Note disclosed in Note 17.

The Company estimates that the call option is “out of the money” as of December 31, 2017 and 2016 by approximately 30.4% and 35.9% or US$ 82 million and US$ 93 million, respectively, with respect to the strike price.

19.7 Net effects of expired contracts that met hedging criteria

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Cross-currency swaps (1) (2)	Interest expense	Ps.	2,102	Ps.	—	Ps.	2,595
Cross-currency swaps (1) (2)	Foreign exchange		—		—		(10,911)
Interest rate swaps	Interest expense		—		—		—
Option to purchase foreign currency	Cost of goods sold		—		—		(21)
Forward agreements to purchase foreign currency	Cost of goods sold		89		(45)		(523)
Commodity price contracts	Cost of goods sold		(6)		(241)		619

(1)	The amount corresponds to the settlement of cross currency swaps portfolio in Mexico presented as part of the other financial activities. and
(2)	The amount in 2015 figures corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.

19.9 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Forward agreements to purchase foreign currency	Market value gain (loss) on financial instruments	Ps.	12	Ps.	(56)	Ps.	52
Cross-currency swaps	Market value gain (loss) on financial instruments		337		236		(20)

19.10 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Cross-currency swaps	Market value (loss) gain on financial instruments		(104)		(129)		105
Embedded derivatives	Market value gain on financial instruments	Ps.	1	Ps.	—	Ps.	5

19.11 Market risk

The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates, interest rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, interest rates risk and commodity prices risk including:

•	Forward Agreements to Purchase Foreign Currency in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Options to purchase foreign currency in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Cross-Currency Swaps in order to reduce its exposure to the risk of exchange rate fluctuations and interest rate changes.

•	Commodity price contracts in order to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.

The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses. The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interests rates and commodity prices, which it considers in its existing hedging strategy:

Forward Agreements to Purchase USD (MXN/USD)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(12%)	Ps.	(602)	Ps.	—
2016	(17%)		(916)		—
2015	(11%)		(197)		—

Forward Agreements to Purchase USD (BRL/USD)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(14%)	Ps.	(234)	Ps.	—
2016	(18%)		(203)		—
2015	(21%)		(387)		—

Forward Agreements to Purchase USD (COP/USD)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(9%)	Ps.	(73)	Ps.	—
2016	(18%)		(255)		—
2015	(17%)		(113)		—

Forward Agreements to Purchase USD (ARS/USD)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(10%)	Ps.	(29)	Ps.	—
2015	(36%)		(231)		—

Cross Currency Swaps (USD into MXN)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(12%)	Ps.	(3,540)	Ps.	—
2016	(17%)		(3,687)		(1,790)
2015	(11%)		—		(938)

Cross Currency Swaps (USD into BRL)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(14%)	Ps.	(7,483)	Ps.	—
2016	(18%)		(9,559)		—
2015	(21%)		(4,517)		(1,086)

Interest Rate Swaps (Float into Fix Rates)	Change in BRL Rates	Effect on Equity		Effect on Profit or Loss
2017	(100 bps )	Ps.	(234)	Ps.	—

Sugar Price Contracts	Change in Sugar price	Effect on Equity		Effect on Profit or Loss
2017	(30%)	Ps.	(32)	Ps.	—
2016	(33%)		(310)		—
2015	(31%)		(406)		—

Aluminum Price Contracts	Change in Aluminum price	Effect on Equity		Effect on Profit or Loss
2016	(16%)	Ps.	(13)	Ps.	—
2015	(18%)		(58)		—

Options to Purchase Foreign Currency (MXN/USD)	Change in U.S. $ Rate	Effect on Equity		Effect on Profit or Loss
2017	(12%)	Ps.	(24)	Ps.	—

19.12 Interest rate risk

The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.

The following disclosures provide a sensitivity analysis of the interest rate risks, management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which considers its existing hedging strategy:

Interest Rate Risk	Change in U.S.$ Rate	Effect on (Profit) or Loss
2017	+100 bps	Ps.	(251)
2016	+100 bps	Ps.	(211)
2015	+100 bps		(175)

19.13 Liquidity risk

The Company’s principal source of liquidity has generally been cash generated from its operations. A significant majority of the Company’s sales are on a short-term credit basis. The Company has traditionally been able to rely on cash generated from operations to fund its capital requirements and its capital expenditures. The Company’s working capital benefits from the fact that most of its sales are made on a cash basis, while it’s generally pays its suppliers on credit. In recent periods, the Company has mainly used cash generated from operations to fund acquisitions. The Company has also used a combination of borrowings from Mexican and international banks and issuances in the Mexican and international capital markets to fund acquisitions.

Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the evaluation of the Company’s short-, medium- and long-term funding and liquidity requirements. The Company manages liquidity risk by maintaining adequate reserves,and continuously monitoring forecasted and actual cash flows and by maintaining a conservative debt maturity profile.

The Company has access to credit from national and international banking institutions in order to face treasury needs; besides, the Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to evaluate capital markets in case it needs resources.

As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficial or, practicable to remit cash generated in local operations to fund cash requirements in other countries. In the event that cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In the future management may finance our working capital and capital expenditure needs with short-term or other borrowings.

The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in strategic transactions. The Company would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.

See Note 17 for a disclosure of the Company’s maturity dates associated with its non-current financial liabilities as of December 31, 2017.

The following table reflects all contractually fixed and variable pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected gross cash outflows from derivative financial liabilities that are in place as of December 31, 2017.

Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2017.

(In millions of Ps)	2018		2019		2020		2021		2022		2023 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	8,784	Ps.	6,712	Ps.	9,844	Ps.	2,498	Ps.	1,496	Ps.	45,406
Loans from banks		3,387		504		381		4,190		85		73
Derivatives financial liabilities		(3,687)		(237)		425		(9)		—		190

The Company generally makes payments associated with its financial liabilities with cash generated from its operations.

19.14 Credit risk

Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions is spread amongst approved counterparties.

The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash.

The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining a Credit Support Annex (CSA) that establishes margin requirements. As of December 31, 2017 the Company concluded that the maximum exposure to credit risk related with derivative financial instruments is not significant given the high credit rating of its counterparties.